UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number  811-10495
                                                     ---------

                            FORT PITT CAPITAL FUNDS
                            -----------------------
               (Exact name of registrant as specified in charter)

     790 HOLIDAY DRIVE, FOSTER PLAZA ELEVEN, PITTSBURGH, PENNSYLVANIA 15220
     ----------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

           DOUGLAS W. KREPS, 790 HOLIDAY DRIVE, FOSTER PLAZA ELEVEN,
                         PITTSBURGH, PENNSYLVANIA 15220
           ---------------------------------------------------------
                    (Name and address of agent for service)

                                  866-688-8775
                                  ------------
               Registrant's telephone number, including area code

Date of fiscal year end: OCTOBER 31, 2006
                        -----------------

Date of reporting period:  SEMI-ANNUAL PERIOD ENDED APRIL 30, 2006
                           ---------------------------------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

(FORT PITT CAPITAL FUNDS LOGO)

SEMI-ANNUAL REPORT

April 30, 2006

FORT PITT CAPITAL TOTAL RETURN FUND
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
1-866-688-8775

Dear Fellow Shareholders,

As of April 30, 2006 the Net Asset Value (NAV) of the Fort Pitt Capital Total Return Fund was $16.02 per share. Total return (including a $0.74 per share dividend) for the six-months ended April 30, 2006 was 10.32 percent. This compares with a total return of 11.05 percent for the unmanaged Wilshire 5000 Index for the same period. Total return for the year ended April 30, 2006 was
21.39 percent, compared to 18.85 percent for the Wilshire 5000. Since inception on December 31, 2001, the Fund has produced a total return of 13.52 percent annualized (73.13 percent cumulative), compared to 6.82 percent annualized (33.05 percent cumulative) for the Wilshire 5000. Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-688-8775. The Fund imposes a 2.00% redemption fee on shares held for less than six months.

As we approach our fifth birthday as a public fund, I thought a review of previous shareholder letters might provide perspective on current economic and market trends. Profitless prosperity was our initial concern in the fall of 2002, as corporations kept a tight lid on spending in fear that recession would return. Expectations were low. We thought that share prices could move up if earnings could grow just 3% in 2003. To the market's delight, corporate earnings rocketed ahead by more than 20% that year, and set the tone for the entire bull market to come. In late 2003, we latched onto the "better than expected" earnings theme as well as ongoing improvements in worker productivity that were boosting makers of industrial and capital equipment. Our portfolios benefited from a good slug of "old economy" manufacturers such as Ingersoll-Rand, Tyco and Alcoa.

Soon thereafter we took note of the nascent rise in energy prices and...dismissed it! As oil pierced $40 per barrel in the spring of 2004, we said prices at that level would "severely crimp demand" and therefore could not be sustained. We said increased supply would depress prices by midsummer. Wrong! We failed to recognize both the "long cycle" nature of the energy business (i.e.; it takes several years for new production to come on stream once prices move up) and booming demand from the Far East. We've since maintained our undistinguished record in the energy patch by avoiding it altogether.

By the end of 2004, we became believers in the sustainability of double-digit annual profit increases and called another good year for stocks in 2005. Our energy aversion reduced our returns from (potentially) spectacular to just good during the year, as big positions in travel (Boeing, Alaska Air, Dollar Thrifty) and financials (Loews, Hartford Financial) offset a weak hand in telecom. In the fall of 2005, the energy cost squeeze combined with two hurricanes to create a pervasively bearish tone on Wall Street, which was immediately followed by_a nearly 10% rally (as measured by the S&P 500) into the spring of 2006, with a near mania for commodity-related names punctuating the move.

Which brings us to today. As I write this, the commodity rally is rapidly deflating after a 16th consecutive quarter-point increase in the Fed Funds rate. Long term interest rates have begun to follow short rates up over the past 6 months, putting a lid on a mature housing cycle. Stock prices are suffering their first meaningful correction since last summer. Our belief is that it would take at least another half point move up in long rates (to near the 6% level) to do real damage to the economy and the stock market. This may happen, but would likely be unsustainable due to the continued low level of core inflation in the U.S. economy. If inflation remains tame, we will be closely evaluating adding a position in long-term treasuries if yields exceed 6%.

Thank you for your interest, and we look forward to reporting our fiscal-year end results in November.

Sincerely,

/s/Charlie Smith

Charlie Smith
Portfolio Manager

MUTUAL FUND INVESTING INVOLVES RISK; PRINCIPAL LOSS IS POSSIBLE.

The information provided in this letter represents the opinion of Charlie Smith and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Please refer to the Schedule of Investments on page 6 of this report for complete fund holdings. Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.

The Wilshire 5000 is a capitalization weighted index of all U.S.-headquartered companies which provides the broadest measure of U.S. stock market performance. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

Must be preceded or accompanied by a current prospectus.

Quasar Distributors, LLC, distributor.  6/06

                       ALLOCATION OF PORTFOLIO NET ASSETS
                           APRIL 30, 2006 (UNAUDITED)

               Cash and Cash Equivalents                    12.8%
               Consumer Discretionary                        4.3%
               Consumer Staples                              2.1%
               Energy                                        1.0%
               Financials                                   22.5%
               Health Care                                   5.9%
               Industrials                                  21.3%
               Information Technology                       15.0%
               Materials                                     2.7%
               Telecommunication Services                   12.4%

                                EXPENSE EXAMPLE
                           APRIL 30, 2006 (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 - April 30, 2006).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund's transfer agent. You will be charged a transaction fee equal to 2.00% of the net amount of the redemption if you redeem your shares within six (6) months of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                              BEGINNING         ENDING         EXPENSES PAID
                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*<F1>
                               11/1/05         4/30/06       11/1/05 - 4/30/06
                            -------------   -------------    ------------------
Actual                        $1,000.00       $1,103.20            $7.82
Hypothetical (5% return
  before expenses)             1,000.00        1,017.36             7.50

*<F1> Expenses are equal to the annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365.

                            SCHEDULE OF INVESTMENTS
                           APRIL 30, 2006 (UNAUDITED)

COMMON STOCKS - 87.2%                                   SHARES         VALUE
---------------------                                   ------         -----
AEROSPACE & DEFENSE - 4.3%
The Boeing Company                                      12,500     $ 1,043,125
Honeywell International, Inc.                           15,000         637,500
                                                                   -----------
                                                                     1,680,625
                                                                   -----------
AIR FREIGHT - 2.3%
FedEx Corp.                                              8,000         921,040
                                                                   -----------
AIRLINES - 2.3%
Alaska Air Group, Inc. *<F2>                            24,000         911,040
                                                                   -----------
BUILDING PRODUCTS - 0.1%
Trex Company, Inc. *<F2>                                   700          20,916
                                                                   -----------
CAPITAL MARKETS - 2.9%
The Charles Schwab Corporation                          40,000         716,000
Investment Technology Group, Inc. *<F2>                  8,000         423,920
                                                                   -----------
                                                                     1,139,920
                                                                   -----------
CHEMICALS - 2.1%
FMC Corporation                                         13,000         826,280
                                                                   -----------
COMMERCIAL BANKS - 6.7%
F.N.B. Corporation                                      25,000         419,500
Mellon Financial Corporation                            30,000       1,128,900
PNC Financial Services Group                             9,000         643,230
Sovereign Bancorp, Inc.                                 20,000         443,400
                                                                   -----------
                                                                     2,635,030
                                                                   -----------
COMMUNICATIONS EQUIPMENT - 1.6%
Spectrum Control, Inc. *<F2>                            27,399         246,043
Westell Technologies, Inc. - Class A *<F2>             100,000         397,000
                                                                   -----------
                                                                       643,043
                                                                   -----------
COMPUTERS & PERIPHERALS - 6.4%
Dell, Inc. *<F2>                                        20,000         524,000
EMC Corporation *<F2>                                   40,000         540,400
SanDisk Corporation *<F2>                               23,000       1,468,090
                                                                   -----------
                                                                     2,532,490
                                                                   -----------
DIVERSIFIED FINANCIAL SERVICES - 3.9%
CIT Group, Inc.                                         13,000         702,130
Citigroup, Inc.                                         16,500         824,175
                                                                   -----------
                                                                     1,526,305
                                                                   -----------
DIVERSIFIED TELECOMMUNICATION SERVICES - 12.4%
ALLTEL Corporation                                      10,000         643,700
AT&T, Inc.                                              60,000       1,572,600
IDT Corporation - Class B *<F2>                         50,000         555,000
North Pittsburgh Systems, Inc.                          30,000         682,500
Telefonos de Mexico SA de CV - ADR                      20,000         439,800
Verizon Communications, Inc.                            30,000         990,900
                                                                   -----------
                                                                     4,884,500
                                                                   -----------
GROCERY STORES - 2.1%
Koninklijke Ahold NV - ADR *<F2>                       100,000         820,000
                                                                   -----------
INDUSTRIAL CONGLOMERATES - 7.4%
General Electric Company                                21,000         726,390
Loews Corporation                                       10,000       1,061,500
Matthews International Corporation - Class A            13,000         452,400
Tyco International Ltd. +<F3>                           25,000         658,750
                                                                   -----------
                                                                     2,899,040
                                                                   -----------
INSURANCE - 6.3%
Arthur J. Gallagher & Co.                               20,000         548,800
Erie Indemnity Company - Class A                        15,000         763,950
Fidelity National Financial, Inc.                       10,000         419,800
Fidelity National Title Group, Inc. - Class A            3,500          75,810
The Hartford Financial Services Group, Inc.              7,500         689,475
                                                                   -----------
                                                                     2,497,835
                                                                   -----------
MACHINERY - 7.6%
Ingersoll-Rand Company - Class A +<F3>                  20,000         875,000
ITT Industries, Inc.                                    16,000         899,680
Parker Hannifin Corporation                             15,000       1,215,750
                                                                   -----------
                                                                     2,990,430
                                                                   -----------
MEDIA - 3.9%
Comcast Corporation - Class A *<F2>                     40,000       1,238,000
Discovery Holding Company - Class A *<F2>                3,000          44,700
Liberty Media Corporation - Class A *<F2>               30,000         250,500
                                                                   -----------
                                                                     1,533,200
                                                                   -----------
METALS & MINING - 0.6%
Alcoa, Inc.                                              7,000         236,460
                                                                   -----------
OIL & GAS - 1.0%
El Paso Corporation                                     30,000         387,300
                                                                   -----------
PHARMACEUTICALS - 4.8%
Allergan, Inc.                                          10,000       1,027,200
Pfizer, Inc.                                             5,000         126,650
Wyeth                                                   15,000         730,050
                                                                   -----------
                                                                     1,883,900
                                                                   -----------
ROAD & RAIL - 1.2%
Dollar Thrifty Automotive Group, Inc. *<F2>             10,000         486,800
                                                                   -----------
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 2.8%
Cognex Corporation                                      15,000         399,750
Texas Instruments, Inc.                                 20,000         694,200
                                                                   -----------
                                                                     1,093,950
                                                                   -----------
SOFTWARE - 4.1%
CA Inc.                                                 40,000       1,014,400
InterVoice, Inc. *<F2>                                  50,000         359,500
OPNET Technologies, Inc. *<F2>                          20,000         246,200
                                                                   -----------
                                                                     1,620,100
                                                                   -----------
SPECIALTY RETAIL - 0.4%
Blockbuster, Inc. - Class A                             30,000         141,000
Blockbuster, Inc. - Class B                              2,670          11,294
                                                                   -----------
                                                                       152,294
                                                                   -----------
TOTAL COMMON STOCKS
  (Cost $24,739,830)                                                34,322,498
                                                                   -----------
                                                     PRINCIPAL
SHORT-TERM INVESTMENTS - 11.6%                        AMOUNT
------------------------------                       ---------
U.S. TREASURY BILL - 8.9%
4.180%, 05/11/2006                                  $3,500,000       3,495,764
                                                                   -----------
VARIABLE RATE DEMAND NOTES - 2.7%
Aim Liquid Assets, 4.720% **<F4>                     1,073,062       1,073,062
                                                                   -----------

TOTAL SHORT TERM INVESTMENTS (Cost $4,568,826)                       4,568,826
                                                                   -----------
Total Investments (Cost $29,308,656) - 98.8%                        38,891,324
Other Assets in Excess of Liabilities - 1.2%                           466,359
                                                                   -----------
TOTAL NET ASSETS - 100.0%                                          $39,357,683
                                                                   -----------
                                                                   -----------

 *<F2>    Non-income producing security.
 +<F3>    U.S. Security of foreign company.
ADR  American Depositary Receipt.
**<F4>    Variable rate security.  The rates listed are as of April 30, 2006.

                     See notes to the financial statements.

                      STATEMENT OF ASSETS AND LIABILITIES
                           APRIL 30, 2006 (UNAUDITED)

ASSETS
   Investments, at market value (cost $29,308,656)                 $38,891,324
   Receivable for investments sold                                     422,487
   Receivable for fund shares sold                                         200
   Dividends and interest receivable                                    83,870
   Prepaid expenses and other assets                                    34,379
                                                                   -----------
        Total assets                                                39,432,260
                                                                   -----------

LIABILITIES
   Payable to Investment Adviser                                        23,266
   Payable to Trustees and Officers                                      4,858
   Accrued expenses and other liabilities                               46,453
                                                                   -----------
        Total liabilities                                               74,577
                                                                   -----------

NET ASSETS                                                         $39,357,683
                                                                   -----------
                                                                   -----------

COMPONENTS OF NET ASSETS
   Paid in Capital                                                 $29,129,056
   Undistributed net investment income                                  86,650
   Accumulated undistributed net realized gain on investments          559,309
   Net unrealized appreciation on investments                        9,582,668
                                                                   -----------
        Total net assets                                           $39,357,683
                                                                   -----------
                                                                   -----------
   Shares outstanding
     (unlimited number of shares authorized, par value $0.01)        2,457,263
                                                                   -----------
                                                                   -----------

Net Asset Value, Redemption Price and Offering Price Per Share     $     16.02
                                                                   -----------
                                                                   -----------

                     See notes to the financial statements.

                            STATEMENT OF OPERATIONS
              FOR THE SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED)

INVESTMENT INCOME

INCOME
   Dividends                                                        $  281,157
   Interest                                                             75,782
                                                                    ----------
        Total investment income                                        356,939
                                                                    ----------

EXPENSES
   Advisory fees                                                       175,606
   Legal fees                                                           22,751
   Transfer agent fees and expenses                                     20,923
   Administration fees                                                  20,258
   Fund accounting fees                                                 16,038
   Registration fees                                                    11,761
   Trustee & Officer fees                                               17,457
   Insurance fees                                                        9,170
   Audit fees                                                            7,421
   Shareholder reporting                                                 5,857
   Custody fees                                                          4,151
   Other                                                                   301
                                                                    ----------
        Total expenses before waiver and reimbursement of expense      311,694
        Less: waiver of expenses and reimbursement from Adviser        (48,285)
                                                                    ----------
        Net expenses                                                   263,409
                                                                    ----------
NET INVESTMENT INCOME                                                   93,530
                                                                    ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments                                    572,961
   Change in unrealized appreciation on investments                  2,761,850
                                                                    ----------
        Net realized and unrealized gain on investments              3,334,811
                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $3,428,341
                                                                    ----------
                                                                    ----------

                     See notes to the financial statements.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                      For the
                                                                  Six Months Ended        For the
                                                                   April 30, 2006        Year Ended
                                                                    (Unaudited)       October 31, 2005
                                                                  ----------------    ----------------
OPERATIONS
   Net investment income                                             $    93,530         $   116,149
   Net realized gain on investments                                      572,961           1,438,225
   Change in unrealized appreciation on investments                    2,761,850           2,622,728
                                                                     -----------         -----------
        Net increase in net assets
          resulting from operations                                    3,428,341           4,177,102
                                                                     -----------         -----------

DIVIDENDS & DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income                                                (123,177)                 --
   Net realized gains                                                 (1,439,767)           (652,923)
                                                                     -----------         -----------
        Total dividends & distributions                               (1,562,944)           (652,923)
                                                                     -----------         -----------

CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                           5,131,206           5,966,909
   Proceeds from shares issued in reinvestment
     of dividends & distributions                                      1,558,234             652,923
   Cost of shares redeemed*<F5>                                         (984,506)         (1,157,384)
                                                                     -----------         -----------
        Net increase in net assets resulting
          from capital share transactions                              5,704,934           5,462,448
                                                                     -----------         -----------

TOTAL INCREASE IN NET ASSETS                                           7,570,331           8,986,627
                                                                     -----------         -----------

NET ASSETS
   Beginning of period                                                31,787,352          22,800,725
                                                                     -----------         -----------

   End of period                                                     $39,357,683         $31,787,352
                                                                     -----------         -----------
                                                                     -----------         -----------

Accumulated net investment income                                    $    86,650         $   116,297
                                                                     -----------         -----------
                                                                     -----------         -----------

CHANGES IN SHARES OUTSTANDING
   Shares sold                                                           331,089             414,516
   Shares issued in reinvestment of dividends & distributions            103,952              45,468
   Shares redeemed                                                       (63,749)            (80,053)
                                                                     -----------         -----------
        Net increase in Fund shares outstanding                          371,292             379,931
   Shares outstanding, beginning of period                             2,085,971           1,706,040
                                                                     -----------         -----------
   Shares outstanding, end of period                                   2,457,263           2,085,971
                                                                     -----------         -----------
                                                                     -----------         -----------

*<F5>  Net of redemption fees of $1,533 and $1,921, respectively.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the period

                                           Six Months                                                               December 31,
                                              Ended           For the            For the            For the           2001*<F6>
                                         April 30, 2006      Year Ended         Year Ended        Year Ended           through
                                           (Unaudited)    October 31, 2005   October 31, 2004  October 31, 2003   October 31, 2002
                                         --------------   ----------------   ----------------  ----------------   ----------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                        $15.24            $13.36             $11.98            $ 9.35             $10.00
                                             ------            ------             ------            ------             ------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment income                          0.04              0.06               0.00#<F7>         0.00#<F7>          0.03
Net realized and unrealized
  gain (loss) on investments                   1.48              2.20               1.38              2.66              (0.68)
                                             ------            ------             ------            ------             ------
     Total from
       investment operations                   1.52              2.26               1.38              2.66              (0.65)
                                             ------            ------             ------            ------             ------
LESS DIVIDENDS AND DISTRIBUTIONS:
Dividends from
  net investment income                       (0.06)               --              (0.00)#<F7>       (0.03)                --
Distributions from
  net realized gains                          (0.68)            (0.38)                --                --                 --
                                             ------            ------             ------            ------             ------
     Total dividends
       and distributions                      (0.74)            (0.38)             (0.00)#<F7>       (0.03)                --
                                             ------            ------             ------            ------             ------
REDEMPTION FEES:                               0.00#<F7>         0.00#<F7>          0.00#<F7>           --                 --
                                             ------            ------             ------            ------             ------
NET ASSET VALUE, END OF PERIOD               $16.02            $15.24             $13.36            $11.98             $ 9.35
                                             ------            ------             ------            ------             ------
                                             ------            ------             ------            ------             ------
TOTAL RETURN1<F8>                            10.32%2<F9>       17.06%             11.56%            28.52%             (6.50%)2<F9>
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period               $39,357,683       $31,787,352        $22,800,725       $16,619,610         $8,918,779
Ratio of net expenses
  to average net assets:
     Before expense
       reimbursement and waivers              1.77%3<F10>       1.96%              1.80%             2.17%              5.97%3<F10>
     After expense
       reimbursement and waivers              1.50%3<F10>       1.50%              1.50%             1.50%              1.50%3<F10>
Ratio of net investment income
  to average net assets:
     Before expense
       reimbursement and waivers              0.26%3<F10>      (0.04%)            (0.31%)           (0.60%)            (3.69%)3<F10>
     After expense
       reimbursement and waivers              0.53%3<F10>       0.42%             (0.01%)            0.07%              0.78%3<F10>
Portfolio turnover rate                          4%2<F9>          34%                27%               31%                21%2<F9>

*<F6>   Commencement of operations.
#<F7>   Amount is less than $0.01 per share.
1<F8> Total return reflects reinvested dividends but does not reflect the impact of taxes.
2<F9>   Not Annualized.
3<F10>  Annualized.

                     See notes to the financial statements.

                         NOTES TO FINANCIAL STATEMENTS
                           APRIL 30, 2006 (UNAUDITED)

1. ORGANIZATION

Fort Pitt Capital Total Return Fund (the "Fund") is a series of Fort Pitt Capital Funds; a statutory trust organized in the state of Delaware on August 17, 2001 (the "Trust"). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and is authorized to issue multiple series and classes of shares. The Fund is currently the sole series of the Trust and is classified as a "diversified" series, as defined in the 1940 Act. The Fund commenced operations on December 31, 2001.

The investment goal of the Fund is to seek long-term capital appreciation and income. The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks of domestic (U.S.) companies and fixed income investments.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).

   (a)  Investment Valuation

        Securities that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Securities listed on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price ("NOCP"). Price information on listed stocks is taken from the exchange where the security is primarily traded. If no sale is reported at that time, the mean of the last bid and asked price is used. When market quotations for options positions held by the Fund are readily available, those positions will be valued based upon such quotations. Other securities for which no quotations are readily available or for which the Advisor has reason to question the validity of quotations received are valued at fair value as determined in good faith under the supervision of the Board of Trustees. Short-term securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

   (b)  Prepaid Expenses

        Prepaid initial registration expenses are deferred and amortized over the period benefited not to exceed twelve months.

   (c)  Federal Income Taxes

        The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes. Therefore, no Federal income tax provision is required.

   (d)  Use of Estimates

        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   (e)  Distribution to Shareholders

        The Fund intends to distribute to its shareholders any net investment income and any net realized long or short-term capital gains, if any, at least annually. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date.

        The tax character of distributions paid during the six months ended April 30, 2006 and the year ended October 31, 2005 were as follows:

                                           2006             2005
                                           ----             ----
        Ordinary Income                 $  232,877        $ 75,411
        Long Term Capital Gain          $1,330,067        $577,512

        As of October 31, 2005 the components of capital on a tax basis were as follows:

        Cost of investments(a)<F11>                        $25,855,207
                                                           -----------
                                                           -----------
        Gross unrealized appreciation                        6,907,853
        Gross unrealized depreciation                         (100,682)
                                                           -----------
        Net unrealized appreciation                        $ 6,807,171
                                                           -----------
        Undistributed ordinary income                      $   224,450
        Undistributed long-term capital gain                 1,331,609
                                                           -----------
        Total distributable earnings                       $ 1,556,059
                                                           -----------
        Total accumulated earnings/losses                  $ 8,363,230
                                                           -----------
                                                           -----------

        (a)<F11> At October 31, 2005, the basis of investments for federal income tax purposes differs from the cost for financial reporting purposes due to the tax deferral of losses on wash sales.

   (f)  Security Transactions and Investment Income

        Security transactions are accounted for on the trade date. The cost of securities sold is determined on a specific identification basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

   (g)  Share Valuation

        The net asset value ("NAV") per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund's shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund's net asset value per share. The Fund charges a 2.00% redemption fee on shares held less than six months. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in-capital and such fees become part of that Fund's daily NAV calculation.

3. INVESTMENT TRANSACTIONS

During the six months ended April 30, 2006, the aggregate purchases and sales of securities (excluding short-term) were:

        Purchases                       $3,819,431
        Sales                           $1,319,442

4. INVESTMENT ADVISOR

The Trust has an Investment Advisory Agreement (the "Agreement") with Fort Pitt Capital Group, Inc. (the "Advisor"), with whom certain officers of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Advisor receives a fee, computed daily and payable monthly, at 1.00% of the Fund's average daily net assets. Additionally, the Advisor has agreed to waive, through February 28, 2007, its management fee and/or reimburse the Fund's other expenses, to the extent necessary to ensure that the Fund's operating expenses do not exceed 1.50% of the Fund's average daily net assets.

For the six months ended April 30, 2006, the Fund incurred advisory fees of $175,606 and waived/reimbursed expenses of $48,285 for a net advisory fee of $127,321. Any such waiver is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund's expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. The Advisor may recapture a portion of the above amount no later than the dates as stated below:

                                  October 31,
                   -----------------------------------------
                   2006        2007         2008        2009
                   ----        ----         ----        ----
                  19,902      61,434      127,733      48,285

                             ADDITIONAL INFORMATION

On December 14, 2005, at an in-person meeting of the Board of Trustees (the "Board") of the Fort Pitt Capital Funds (the "Trust") and its series, Fort Pitt Capital Total Return Fund (the "Fund"), the Board, including a majority of the disinterested Trustees, approved the continuation of the Investment Advisory Agreement dated May 17, 2004 (the "Advisory Agreement") between the Trust and Fort Pitt Capital Group, Inc. (the "Adviser"). In approving the Advisory Agreement, the Trustees reviewed (a) the Gartenberg memo provided by the Fund's legal counsel; (b) the Investment Advisory Agreement; and (c) a Confidential Expense and Performance Analysis Report prepared pursuant to Section 15(c) of the Investment Company Act of 1940. Using these materials as a guide, the Board considered several factors in deciding whether to approve the Investment Advisory Agreement.

The Board discussed the nature, extent and quality of the services provided by the Adviser. This discussion included a broad review of the services which the Adviser provides to the Fund, including: (a) the Adviser's careful selection of securities for the Fund's portfolio; (b) the Adviser's efforts to maximize the Fund's tax efficiency; and (c) the Adviser's diligence in helping to ensure that Fund's investment objectives are pursued in a manner that is consistent with prospectus disclosure. The Board also considered that the Adviser is responsible for the employment and compensation of several individuals who serve the Fund, and that absent an active Rule 12b-1 Distribution Plan, the Adviser has been responsible for bearing the marketing expenses of the Fund, which have been and will continue to be substantial, including a new public relations effort and print and television advertising.

The Adviser reviewed with the Board the costs and services to be provided and profits to be realized. The Adviser stated they do not realize significant benefits for separate accounts. The Adviser includes the Fund as one of its separate accounts and they allocate trades on a modified random basis. The Adviser has specific policies that treat all of their clients identically.

The Board then turned its attention to the exhibits highlighting the expense comparisons and the investment performance of the Adviser. It was noted that the Fund's contractual advisory fee was 1.00% compared to a peer group median of 0.97% while the net advisory expense ratio was 0.54% compared to a peer group median of 0.59% and an overall median of 0.68% for all multi-cap value funds. The draft Investment Advisory Agreement fee schedule was updated to state the fund will pay the Adviser 1% on assets up to $100 million, 0.9% on assets between $100 million and $1 billion, and 0.8% on assets over $1 billion. These graduated fees reflect economies of scale that will take effect as the Fund continues to grow.

It was also noted that performance has been strong, on both an absolute basis as well as on a relative basis, when compared with other funds which have similar investment objectives. Specifically, the fund ranked in the top quartile of its peer group over the last six months, one year, and three year periods. The Adviser noted that the fund was on track to outperform the Wilshire 5000 and S&P 500 for every calendar year of its existence. Given this strong performance, the Board concluded that the Adviser was providing significant value in exchange for the management fees paid.

FORT PITT CAPITAL TOTAL RETURN FUND
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
1-866-688-8775

                               INVESTMENT ADVISOR
                         Fort Pitt Capital Group, Inc.
                               790 Holiday Drive
                              Foster Plaza Eleven
                        Pittsburgh, Pennsylvania  15220

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202

                        ADMINISTRATOR, FUND ACCOUNTANT &
                                 TRANSFER AGENT
                        U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202

                                   CUSTODIAN
                                U.S. Bank, N.A.
                               Custody Operations
                     1555 N. River Center Drive, Suite 302
                          Milwaukee, Wisconsin  53212

                                 LEGAL COUNSEL
                                Metz Lewis, LLC
                         11 Stanwix Street, 18th Floor
                        Pittsburgh, Pennsylvania  15222

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                            Tait, Weller & Baker LLP
                         1818 Market Street, Suite 2400
                       Philadelphia, Pennsylvania  19103

     This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

     The Fund's Proxy Voting Policies and Procedures are available without charge upon request by calling 1-866-688-8775. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2005 is available by calling
            1-866-688-8775 and on the SEC's website at www.sec.gov.
                                                       -----------

      The Fund's complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q.  The Fund's Form
            N-Q is available without charge, upon request, by calling
            1-866-688-8775 and on the SEC's website at www.sec.gov.
                                                       -----------

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

Only the registrant's Nominating Committee selects and nominates prospective members of the Board of Trustees, and no procedure has been established by which shareholders may recommend nominees to the registrants Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Fort Pitt Capital Funds
                   ------------------------------------

     By (Signature and Title)*<F12>  /s/ Douglas W. Kreps
                                     ---------------------------
                                     Douglas W. Kreps, President

     Date           July 6, 2006
            ----------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F12>  /s/ Douglas W. Kreps
                                     ---------------------------
                                     Douglas W. Kreps, President

     Date           July 6, 2006
             ---------------------------

     By (Signature and Title)*<F12>  /s/ Charles A. Smith
                                     ---------------------------
                                     Charles A. Smith, Treasurer

     Date           July 6, 2006
            ----------------------------

*<F12> Print the name and title of each signing officer under his or her signature.